Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.4%
Canada - 0.4%
Interactive Media & Services - 0.4%
Enthusiast Gaming Holdings, Inc. (a)(b)		104,890	$207,792

Cayman Islands - 13.0%
Electronic Equipment, Instruments & Components - 0.6%
VSTECS Holdings, Ltd.		448,919	359,282
Entertainment - 10.0% (d)
Bilibili, Inc. - ADR (a)(b)		61,677	1,578,931
CMGE Technology Group, Ltd. (a)		983,421	289,507
DouYu International Holdings, Ltd. - ADR (a)		202,349	242,819
HUYA, Inc. - ADR (a)		80,957	314,113
iDreamSky Technology Holdings, Ltd. (a)(f)		406,454	300,432
IGG, Inc.		610,913	264,707
Kingsoft Corp., Ltd.		104,210	406,386
NetDragon Websoft Holdings, Ltd.		185,142	398,277
NetEase, Inc. - ADR (b)		5,243	489,486
Sea, Ltd. - ADR (a)		4,231	282,885
XD, Inc. (a)		530,539	1,382,668
Total Entertainment			5,950,211
Interactive Media & Services - 2.4%
Hello Group, Inc. - ADR (b)		57,884	292,314
JOYY, Inc. - ADR (b)		9,555	285,312
Sohu.com, Ltd. - ADR (a)(b)		17,614	291,864
Tencent Holdings, Ltd.		11,956	539,992
Total Interactive Media & Services			1,409,482
Total Cayman Islands			7,718,975

France - 3.0%
Entertainment - 2.2% (d)
Ubisoft Entertainment SA (b)		29,927	1,314,073
Media - 0.8%
Vivendi SE		45,004	457,284
Total France			1,771,357

Germany - 0.5%
Health Care Equipment & Supplies - 0.5%
Carl Zeiss Meditec AG		2,569	306,641

Israel - 0.5%
Software - 0.5%
ironSource, Ltd. - Class A (a)		119,104	283,468

Italy - 0.4%
Entertainment - 0.4% (d)
Digital Bros SpA		9,331	247,395

Japan - 18.0%
Entertainment - 12.2% (d)
Akatsuki, Inc.		11,564	231,911
Capcom Co., Ltd.		55,087	1,337,792
COLOPL, Inc.		52,722	254,517
DeNa Co., Ltd.		24,531	341,532
GungHo Online Entertainment, Inc.		18,739	330,778
Koei Tecmo Holdings Co., Ltd.		10,151	327,693
Konami Holdings Corp.		22,729	1,258,069
Marvelous, Inc.		46,480	230,208
Nintendo Co., Ltd.		3,484	1,506,789
Square Enix Holdings Co., Ltd.		31,190	1,381,574
Total Entertainment			7,200,863
Household Durables - 0.8%
Sony Group Corp. - ADR		5,934	485,223
Interactive Media & Services - 3.0%
Gree, Inc.		230,693	1,401,024
Mixi, Inc.		21,125	350,630
Total Interactive Media & Services			1,751,654
Leisure Products - 1.5%
Bandai Namco Holdings, Inc.		4,789	338,103
Furyu Corp.		29,020	241,263
Sega Sammy Holdings, Inc.		19,917	319,717
Total Leisure Products			899,083
Media - 0.6%
CyberAgent, Inc.		33,281	331,387
Total Japan			10,668,210

Norway - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Nordic Semiconductor ASA (a)		27,801	431,281

Poland - 2.2%
Entertainment - 2.2% (d)
CD Projekt SA		60,806	1,298,237

Republic of Korea - 16.4%
Entertainment - 15.7% (d)
Com2uS Corp.		3,671	202,719
Com2uS Holdings Corp. (a)		4,610	174,863
JoyCity Corp. (a)		55,094	195,188
Kakao Games Corp. (a)		30,871	1,168,600
Krafton, Inc. (a)		7,656	1,291,331
NCSoft Corp.		4,197	1,129,738
Neowiz (a)		13,632	242,529
Netmarble Corp. (f)		23,688	1,257,011
Nexon Games Co., Ltd. (a)		78,766	934,224
NHN Corp. (a)		10,143	218,343
Pearl Abyss Corp. (a)		30,921	1,216,931
Webzen, Inc. (a)		15,561	220,519
WeMade Entertainment Co., Ltd.		23,601	1,048,812
Total Entertainment			9,300,808
Hotels, Restaurants & Leisure - 0.4%
DoubleUGames Co., Ltd.		7,283	215,394
Interactive Media & Services - 0.3%
AfreecaTV Co., Ltd.		2,981	183,902
Total Republic of Korea			9,700,104

Sweden - 6.5%
Entertainment - 5.8% (d)
Embracer Group AB (a)(b)		168,779	1,286,744
Modern Times Group MTG AB (a)		30,068	241,461
Paradox Interactive AB		28,824	502,812
Stillfront Group AB (a)		638,360	1,408,420
Total Entertainment			3,439,437
Hotels, Restaurants & Leisure - 0.4%
LeoVegas AB (f)		41,459	245,193
Technology Hardware, Storage & Peripherals - 0.3%
Tobii AB (a)		106,029	183,042
Total Sweden			3,867,672

Switzerland - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA		5,727	298,148

Taiwan, Province of China - 3.4%
Entertainment - 2.9% (d)
Gamania Digital Entertainment Co., Ltd.		109,400	234,375
International Games System Co., Ltd. - Class C		59,960	1,504,369
Total Entertainment			1,738,744
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		3,647	298,142
Total Taiwan, Province of China			2,036,886

United Kingdom - 3.2%
Entertainment - 0.8% (d)
Frontier Developments PLC (a)		16,944	284,638
Team17 Group PLC (a)		43,479	203,769
Total Entertainment			488,407
IT Services - 2.4%
Keywords Studios PLC		52,220	1,394,669
Total United Kingdom			1,883,076

United States - 29.7%
Entertainment - 15.1% (d)
Activision Blizzard, Inc.		19,710	1,534,621
Electronic Arts, Inc.		10,897	1,325,620
Playtika Holding Corp. (a)(b)		104,822	1,387,843
ROBLOX Corp. - Class A (a)(b)		46,055	1,513,367
Sciplay Corp. - Class A (a)		109,746	1,533,152
Skillz, Inc. (a)(b)		139,665	173,185
Take-Two Interactive Software, Inc. (a)		11,948	1,463,988
Total Entertainment			8,931,776
Interactive Media & Services - 1.6%
Alphabet, Inc. - Class C (a)		233	509,676
Meta Platforms, Inc. - Class A (a)		2,752	443,760
Total Interactive Media & Services			953,436
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)		5,039	385,332
Intel Corp. (b)		12,202	456,477
NVIDIA Corp.		2,793	423,391
Qualcomm, Inc.		3,743	478,132
Total Semiconductors & Semiconductor Equipment			1,743,332
Software - 4.1%
AppLovin Corp. - Class A (a)(b)		8,580	295,495
Microsoft Corp.		1,993	511,862
PTC, Inc. (a)(b)		2,935	312,108
Unity Software, Inc. (a)(b)		34,925	1,285,938
Total Software			2,405,403
Specialty Retail - 2.4%
GameStop Corp. - Class A (a)(b)		11,507	1,407,307
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.		3,618	494,653
Corsair Gaming, Inc. (a)(b)		93,450	1,226,998
Turtle Beach Corp. (a)		14,958	182,936
Western Digital Corporation (a)		5,673	254,321
Total Technology Hardware, Storage & Peripherals			2,158,908
Total United States			17,600,162

Virgin Islands (UK) - 0.0%
Interactive Media & Services - 0.0%
VK Co., Ltd. - ADR (a)(g)		21,975	–
TOTAL COMMON STOCKS (Cost $81,499,003)			58,319,404

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.3%
ETFMG Sit Ultra Short ETF (e)		75,000	3,651,375
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		7,803,710	7,803,710
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $11,551,557)			11,455,085

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 1.29% (c)		823,757	823,757
TOTAL SHORT-TERM INVESTMENTS (Cost $823,757)			823,757

Total Investments (Cost $93,874,317) - 119.1%			70,598,246
Liabilities in Excess of Other Assets - (19.1)%			(11,298,774)
TOTAL NET ASSETS - 100.0%			$59,299,472

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)			The rate shown is the annualized seven-day yield at period end.
(d)			As of June 30, 2022, the Fund had a significant portion of its assets in the Entertainment Industry.
(e)			Affiliated Security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2022 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified insitutional investors. At June 30, 2022, the market value of these securities total $1,802,636, which represents 3.0% of total net assets.

(g)			Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 3,731,625	$ -	$ -	$ -	$ (80,250)	$ -	$ 3,651,375	75,000

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

GAMR
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$58,319,404	$-	$-	(1)	$58,319,404
Short-Term Investments	823,757	-	-		823,757
ETFMG Sit Ultra Short ETF**	3,651,375	-	-		3,651,375
Investments Purchased with Securities Lending Collateral*	-	-	-		7,803,710
Total Investments in Securities	$62,794,536	$-	$-		$70,598,246

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.